Short-term investments	9 Months Ended
Sep. 30, 2021
Short-term Investments [Abstract]
Short-term investments
4.	Short-term Investments
The Company’s short-term investments included investment
s
in commercial bank deposits at floating rates with original maturities of one year or less, but greater than three months, and investment in an
alternative investment fund. The following is a summary of the Company’s short-term investments:

	As of December 31,	As of September 30,
	2020	2021	2021
	RMB	RMB	US$
Commercial banks deposits	36,197	36,820	5,714
Investment in fund	165,381	160,774	24,952

Total short-term investments	201,578	197,594	30,666

For the nine months ended September 30, 2020 and 2021, the Group recognized other income related to its commercial banks deposits of RMB3,193 and RMB3,183 (US$494), respectively, in the consolidated statements of comprehensive loss.
In July 2020, the Group purchased participating shares of an alternative investment fund, which is measured using the NAV practical expedient. The Group recognized unrealized gain
s
of RMB26,467 and
unrealized losses
of RMB

2,572 (US$399)
from the
fair value change of the investment as other income, net in the consolidated statements of comprehensive loss for the nine-months ended September 30, 2020 and 2021, respectively.